WARRANTY LIABILITY	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
WARRANTY LIABILITY

9. WARRANTY LIABILITY

As of December 31, 2022, and 2021, the Company’s total accrued warranty liability was as follows:

	December 31, 2022	December 31, 2021
Beginning warranty liability	$54,000	$43,000
Warranty expenses incurred	-	-
Additional liability accrued	5,000	11,000
Total accrued warranty	$59,000	$54,000